Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable
Schedule of accounts receivable
As at December 31	2024	2023
Trade accounts receivable	$5,263	$4,426
Other accounts receivable	35	368
	$5,298	$4,794